Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,732,633.37

Principal:
Principal Collections	$16,978,461.86
Prepayments in Full	$7,720,781.89
Liquidation Proceeds	$170,769.54
Recoveries	$5,005.52
Sub Total	$24,875,018.81
Collections:	$26,607,652.18

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,607,652.18

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	7
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,607,652.18
Servicing Fee	$594,960.75	$594,960.75	$0.00	$0.00	$26,012,691.43
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,012,691.43
Interest - Class A-2 Notes	$181,598.48	$181,598.48	$0.00	$0.00	$25,831,092.95
Interest - Class A-3 Notes	$272,566.67	$272,566.67	$0.00	$0.00	$25,558,526.28
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$25,478,988.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,478,988.78
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$25,435,819.20
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,435,819.20
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$25,386,842.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,386,842.87
Regular Principal Payment	$22,553,630.20	$22,553,630.20	$0.00	$0.00	$2,833,212.67
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,833,212.67
Residual Released to Depositor	$0.00	$2,833,212.67	$0.00	$0.00	$0.00
Total		$26,607,652.18

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,553,630.20
Total					$22,553,630.20
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$22,553,630.20	$82.16	$181,598.48	$0.66	$22,735,228.68	$82.82
Class A-3 Notes	$0.00	$0.00	$272,566.67	$0.87	$272,566.67	$0.87
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$22,553,630.20	$26.79	$625,848.56	$0.74	$23,179,478.76	$27.53

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$211,571,043.74	0.7707506	$189,017,413.54	0.6885880
Class A-3 Notes	$314,500,000.00	1.0000000	$314,500,000.00	1.0000000
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$638,881,043.74	0.7589373	$616,327,413.54	0.7321455

Pool Information
Weighted Average APR	2.938%	2.931%
Weighted Average Remaining Term	49.66	48.89
Number of Receivables Outstanding	28,771	28,141
Pool Balance	$713,952,905.31	$688,867,852.50
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$658,008,542.01	$635,078,636.02
Pool Factor	0.7809645	0.7535250

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$53,789,216.48
Targeted Overcollateralization Amount	$72,540,438.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,540,438.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	7

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	65	$215,039.52
(Recoveries)	2	$5,005.52
Net Loss for Current Collection Period		$210,034.00
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.3530%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1949%
Second Prior Collection Period			0.0824%
Prior Collection Period			0.4949%
Current Collection Period			0.3593%
Four Month Average (Current and Prior Three Collection Periods)			0.2829%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		489	$846,051.35
(Cumulative Recoveries)			$8,514.54
Cumulative Net Loss for All Collection Periods			$837,536.81
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0916%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,730.17
Average Net Loss for Receivables that have experienced a Realized Loss			$1,712.75

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.68%	158	$4,652,114.57
61-90 Days Delinquent	0.07%	16	$487,427.97
91-120 Days Delinquent	0.02%	3	$117,260.79
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.76%	177	$5,256,803.33
Repossession Inventory:
Repossessed in the Current Collection Period		10	$320,328.11
Total Repossessed Inventory		20	$644,281.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0679%
Prior Collection Period		0.0626%
Current Collection Period		0.0675%
Three Month Average		0.0660%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.0878%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	7

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer